Summary of Purchase Price Allocation for Real Estate Related Assets Acquired (Parenthetical) (Detail) $ in Millions	9 Months Ended
Sep. 30, 2022 USD ($)
S S G T I I Merger Agreement Member
Business Acquisition [Line Items]
Purchase and sale agreement contract intangible asset acquired	$ 8.0